POST-EMPLOYMENT BENEFITS - Fair value of plan assets (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016
POST-EMPLOYMENT BENEFITS
Available Immediate Values	R$ 797	R$ 10,361
Realizable	834,606	913,902
Private Deposits Credit	1,171,009	364,800
Investments in Fixed Income	16,359,920	16,409,421
Investments in Variable Income	2,088,593	2,545,552
Investments in Funds	1,853,234	1,231,716
Real Estate Investments	793,797	823,129
Structured Investments	545,444	451,874
Loans and Financing	562,396	563,357
Other	2,186	76,172
Funds receivable from Sponsor	(319,896)	(421,767)
Operating Liabilities	(130,987)	(111,563)
Contingency Liabilities	(305,669)	(503,233)
Investment funds	(82,271)	(117,356)
Administrative funds	(200,293)	(192,172)
Social Security Funds	(19,849)	(18,249)
Total assets	R$ 23,153,018	R$ 22,025,946